CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Cash flows from operating activities:
Net income	¥ 24,788	$ 3,717	¥ 9,256
Adjustments to reconcile net income to net cash used in operating activities:
Bad debt provision	0	0	262
Inventory write-downs	32,105	4,814	14,086
Share-based compensation	25,072	3,760	17,698
Depreciation and amortization	25,490	3,822	16,493
Deferred income tax	(125)	(19)	(8,813)
Share of loss in equity method investment	0	0	5,562
Loss on disposal of property and equipment	610	91	568
Exchange gain (loss)	320	48	(57)
Changes in operating assets and liabilities:
Accounts receivable	(45,602)	(6,839)	(3,882)
Inventories	(55,145)	(8,269)	(106,206)
Advances to suppliers	(62,279)	(9,339)	11,341
Prepayments and other current assets	26,706	4,005	(48,818)
Amounts due from related parties	3,639	546	(4,464)
Other non-current assets	(2,161)	(324)	(9,264)
Accounts payable	(78,651)	(11,794)	74,605
Notes payable	29,302	4,394	(15,214)
Income tax payables	3,808	571	3,439
Accrued expenses and other current liabilities	(17,131)	(2,568)	28,482
Net cash used in operating activities	(89,254)	(13,384)	(14,926)
Cash flows from investing activities:
Purchases of property and equipment	(47,459)	(7,116)	(29,708)
Decrease (increase) in short term investment	40,000	5,998	(220,000)
Additions of intangible assets	(11,927)	(1,789)	(7,667)
Investment in cost method of investees	(6,750)	(1,012)	(2,682)
Capital investment for equity method investee	0	0	(10,562)
Decrease in restricted cash	21,072	3,160	6,107
Net cash used in investing activities	(5,064)	(759)	(264,512)
Cash flows from financing activities:
Payment of initial public offering costs	0	0	709,996
Proceeds from exercise of stock options	4,411	661	11
Payment for ordinary share repurchase	(45,320)	(6,796)	0
Net cash provided by (used in) financing activities	(40,909)	(6,135)	710,007
Net increase (decrease) in cash and cash equivalents	(135,227)	(20,278)	430,569
Cash and cash equivalents, beginning of year	787,257	118,056	206,391
Effect of exchange rate changes on cash and cash equivalents	9,377	1,406	11,293
Cash and cash equivalents, end of period	661,407	99,184	648,253
Supplemental disclosure of cash flow information:
Cash paid for income tax	6,239	936	2,196
Supplemental disclosure of non-cash financing activities:
Accrued initial public offering costs	¥ 1,545	$ 232	¥ 1,545